Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

In accordance with the SEC’s PvP rules, below is the required tabular disclosure for the Principal Executive Officer (“PEO”) and the average for the NEOs excluding the PEO (“Non-PEO NEOs”) for 2022, 2021 and 2020.

PAY VERSUS PERFORMANCE
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table ("SCT") Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)	Total Stockholder Return (f) (3)	Peer Group Total Stockholder Return (g) (3)	Net Income (h)	EBITDA (i) (4)
2022	$13,104,780	$37,968,188	$4,996,543	$14,556,716	$132.13	$152.67	$ 2,972.8	$4,314.7
2021	$ 7,294,215	$12,415,156	$2,958,400	$ 5,103,877	$ 41.84	$ 88.66	$ 315.5	$1,111.9
2020	$ 4,938,526	$(9,032,816)	$2,031,502	$(3,844,634)	$ 22.91	$ 65.89	$(1,333.3)	$(510.0)

(1)	Mr. Nimbley served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor and Ms. Canty. For 2021 and 2020, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor.
(2)	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
Thomas J. Nimbley	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$13,104,780	$7,294,215	$4,938,526
- aggregate change in actuarial present value of pension benefits	$(594,043)	$(345,645)	$(554,048)
+ service cost of pension benefits	$298,203	$153,762	$341,988
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(6,181,012)	$(2,798,091)	$(1,748,093)
- SCT “Option Awards” column value	$—	$(1,672,062)	$(1,589,097)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,629,233	$3,858,173	$3,030,672
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$17,159,139	$3,189,418	$(7,071,445)
+ vesting date fair value of equity awards granted and vested in the covered year	$407,800	$—	$—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$7,144,088	$2,735,386	$(6,381,318)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$37,968,188	$12,415,156	$(9,032,816)

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$4,996,543	$2,958,400	$2,031,502
- aggregate change in actuarial present value of pension benefits	$(165,365)	$(100,004)	$(217,073)
+ service cost of pension benefits	$222,146	$212,190	$225,149
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(2,024,906)	$(1,174,082)	$(682,206)
- SCT “Option Awards” column value	$—	$(655,841)	$(577,864)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,576,677	$1,572,985	$1,155,629
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$6,335,681	$1,187,351	$(2,878,781)
AVERAGE FOR NON-PEO NEOS	2022	2021	2020
+ vesting date fair value of equity awards granted and vested in the covered year	$265,070	$—	$—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$2,770,169	$1,102,878	$(2,900,992)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(419,299)	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$14,556,716	$5,103,877	$(3,844,634)

(3)	For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: CVR Energy, Inc, Delek US Holdings, Inc., HF Sinclair Corporation, Marathon Petroleum Corporation, Phillips 66 and Valero Energy Corporation (the “Peer Group”). For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)	EBITDA is a non-GAAP financial measure. For an explanation of how we use EBITDA and a reconciliation, please see “Non-GAAP financial measures” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in our 2022 Form 10-K.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	Mr. Nimbley served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor and Ms. Canty. For 2021 and 2020, our Non-PEO NEOs included Messrs. Young, Lucey, Davis and O’Connor.

Peer Group Issuers, Footnote [Text Block]

(3)	For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group represents the dollar value as of December 31, 2022, 2021 and 2020, of a deemed fixed investment of $100 at market close on December 31, 2019, assuming reinvestment of dividends. For purposes of this pay versus performance disclosure, our peer group consists of the following entities: CVR Energy, Inc, Delek US Holdings, Inc., HF Sinclair Corporation, Marathon Petroleum Corporation, Phillips 66 and Valero Energy Corporation (the “Peer Group”). For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 13,104,780	$ 7,294,215	$ 4,938,526
PEO Actually Paid Compensation Amount	$ 37,968,188	12,415,156	(9,032,816)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
Thomas J. Nimbley	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$13,104,780	$7,294,215	$4,938,526
- aggregate change in actuarial present value of pension benefits	$(594,043)	$(345,645)	$(554,048)
+ service cost of pension benefits	$298,203	$153,762	$341,988
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(6,181,012)	$(2,798,091)	$(1,748,093)
- SCT “Option Awards” column value	$—	$(1,672,062)	$(1,589,097)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$6,629,233	$3,858,173	$3,030,672
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$17,159,139	$3,189,418	$(7,071,445)
+ vesting date fair value of equity awards granted and vested in the covered year	$407,800	$—	$—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$7,144,088	$2,735,386	$(6,381,318)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Compensation Actually Paid to PEO (column (c))	$37,968,188	$12,415,156	$(9,032,816)

Non-PEO NEO Average Total Compensation Amount	$ 4,996,543	2,958,400	2,031,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,556,716	5,103,877	(3,844,634)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs (column (d))	$4,996,543	$2,958,400	$2,031,502
- aggregate change in actuarial present value of pension benefits	$(165,365)	$(100,004)	$(217,073)
+ service cost of pension benefits	$222,146	$212,190	$225,149
+ prior service cost of pension benefits	$—	$—	$—
- SCT “Stock Awards” column value	$(2,024,906)	$(1,174,082)	$(682,206)
- SCT “Option Awards” column value	$—	$(655,841)	$(577,864)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,576,677	$1,572,985	$1,155,629
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$6,335,681	$1,187,351	$(2,878,781)
AVERAGE FOR NON-PEO NEOS	2022	2021	2020
+ vesting date fair value of equity awards granted and vested in the covered year	$265,070	$—	$—
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$2,770,169	$1,102,878	$(2,900,992)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(419,299)	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$14,556,716	$5,103,877	$(3,844,634)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

2022 PAY VERSUS PERFORMANCE RELATIONSHIP DESCRIPTIONS

The following graphical comparisons illustrate the relationships for each of 2022, 2021, and 2020 of the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs to (i) PBF TSR and the Refining Peer Group TSR, (ii) Net Income and (iii) EBITDA, the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.

Relationship between CAP and TSR

The charts below reflect the relationship between the CEO CAP and Average Non-PEO NEO CAP (per the SEC’s definition), PBF TSR and the Refining Peer Group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

2022 PAY VERSUS PERFORMANCE RELATIONSHIP DESCRIPTIONS

The following graphical comparisons illustrate the relationships for each of 2022, 2021, and 2020 of the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs to (i) PBF TSR and the Refining Peer Group TSR, (ii) Net Income and (iii) EBITDA, the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.

Relationship Between CAP and Net Income

The chart below reflects the relationship between the CEO CAP and Average Non-PEO NEO CAP and PBF’s net income, for the last three completed fiscal years. We do not use net income as a metric in our long-term or short-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

2022 PAY VERSUS PERFORMANCE RELATIONSHIP DESCRIPTIONS

The following graphical comparisons illustrate the relationships for each of 2022, 2021, and 2020 of the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs to (i) PBF TSR and the Refining Peer Group TSR, (ii) Net Income and (iii) EBITDA, the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.

Relationship between CAP and Company Selected Measure, EBITDA

The chart below reflects the relationship between the CEO CAP and Average Non-PEO NEO CAP and EBITDA, for the last three completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

2022 PAY VERSUS PERFORMANCE RELATIONSHIP DESCRIPTIONS

The following graphical comparisons illustrate the relationships for each of 2022, 2021, and 2020 of the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs to (i) PBF TSR and the Refining Peer Group TSR, (ii) Net Income and (iii) EBITDA, the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.

Relationship between CAP and TSR

The charts below reflect the relationship between the CEO CAP and Average Non-PEO NEO CAP (per the SEC’s definition), PBF TSR and the Refining Peer Group TSR.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis”, our approach to executive compensation is designed to directly link pay to performance and attract, retain and motivate talented executives, and balance risk and reward. We use Adjusted EBITDA as a metric in our short-term incentive plan so there is an indirect relationship between CAP and EBITDA. Further, because we use EBITDA when we communicate our earnings expectations to our investors, we believe it is substantially correlated with our stock price performance, and thus to CAP. The financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for fiscal 2022 to our performance are:

Net Income
EBITDA
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 132.13	41.84	22.91
Peer Group Total Shareholder Return Amount	152.67	88.66	65.89
Net Income (Loss)	$ 2,972,800,000	$ 315,500,000	$ (1,333,300,000)
Company Selected Measure Amount	4,314,700,000	1,111,900,000	(510,000,000)
PEO Name	Mr. Nimbley	Mr. Nimbley	Mr. Nimbley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(4)	EBITDA is a non-GAAP financial measure. For an explanation of how we use EBITDA and a reconciliation, please see “Non-GAAP financial measures” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in our 2022 Form 10-K.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (594,043)	$ (345,645)	$ (554,048)
PEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	298,203	153,762	341,988
PEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,181,012)	(2,798,091)	(1,748,093)
PEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,672,062)	(1,589,097)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,629,233	3,858,173	3,030,672
PEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,159,139	3,189,418	(7,071,445)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	407,800	0	0
PEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,144,088	2,735,386	(6,381,318)
PEO [Member] | Fair Values as of Prior-Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value of Dividends/Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,365)	(100,004)	(217,073)
Non-PEO NEO [Member] | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	222,146	212,190	225,149
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,024,906)	(1,174,082)	(682,206)
Non-PEO NEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(655,841)	(577,864)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,576,677	1,572,985	1,155,629
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,335,681	1,187,351	(2,878,781)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	265,070	0	0
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,770,169	1,102,878	(2,900,992)
Non-PEO NEO [Member] | Fair Values as of Prior-Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(419,299)	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends/Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0